Sales and Operating Revenue to External Customers by Product Category in CPS and PDS Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
Sales and operating revenue	¥ 6,493,212	¥ 7,181,273	¥ 7,213,998
Consumer Products & Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	3,061,214	3,771,610	3,638,137
Consumer Products & Services | Televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	840,359	1,200,491	1,005,773
Consumer Products & Services | Home Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	241,885	285,297	302,678
Consumer Products & Services | Digital Imaging
Revenue from External Customer [Line Items]
Operating revenue from external customers	497,957	642,570	664,502
Consumer Products & Services | Personal and Mobile Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	722,301	828,375	809,369
Consumer Products & Services | Game
Revenue from External Customer [Line Items]
Operating revenue from external customers	744,285	798,405	840,711
Consumer Products & Services | Other products and services
Revenue from External Customer [Line Items]
Operating revenue from external customers	14,427	16,472	15,104
Professional, Device & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	967,603	1,066,574	1,080,984
Professional, Device & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	280,645	287,394	295,360
Professional, Device & Solutions | Semiconductor
Revenue from External Customer [Line Items]
Operating revenue from external customers	375,891	358,396	299,715
Professional, Device & Solutions | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	297,108	410,090	476,097
Professional, Device & Solutions | Other products and services
Revenue from External Customer [Line Items]
Operating revenue from external customers	13,959	10,694	9,812
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	656,097	599,654	705,237
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	430,751	457,771	511,097
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	868,971	798,495	838,300
Sony Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	77,732
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	378,071	377,822	379,862
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 52,773	¥ 109,347	¥ 60,381